INCOME TAX MATTERS (Details 2) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
S E J O [Member]
IfrsStatementLineItems [Line Items]
Previous
2020
2021	9,355	9,355
2022	4,224
Total	13,579	9,355
2019
Codere Online S A U Spain [Member]
IfrsStatementLineItems [Line Items]
Previous	2,639	1,854
2020
2021
2022
Total	2,639	2,639
2019		785
Codere Online Management Services L T D Malta [Member]
IfrsStatementLineItems [Line Items]
Previous	5,971
2020	9,592	9,592
2021	9,051	9,051
2022	12,356
Total	36,970	24,614
2019		5,971
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Previous
2020
2021	343	343
2022	25,006
Total	25,349	343
Codere Online Luxembourg S A [Member]
IfrsStatementLineItems [Line Items]
Previous
2020
2021
2022
Total
2019